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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28- 03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Vinick
Title:   CCO
Phone:   (202) 828-6200

Signature, Place, and Date of Signing:

             (GRAPHIC)            Washington, DC         5/13/2011
            [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name


28-
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[Repeat as necessary.]

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Marshfield Associates
FORM 13F
          31-Mar-11

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
                                                                                               Voting Authority
                                                                                               -----------------
                               Title of                  Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  class      CUSIP        (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole     Shared    None
-----------------------------  -------   ---------      -------   -------  ---  ----  -------  --------  -------  ------   ------
Arch Capital Group Ltd         COM       G0450A105        61742    622463  SH         Sole                577070            45393
Assured Guaranty Ltd           COM       G0585R106        16202   1087415  SH         Sole                998270            89145
Berkshire Hathaway Class A     COM       084670108        16038       128  SH         Sole                   121                7
Berkshire Hathaway Class B     COM       084670702        28443    340106  SH         Sole                323936            16170
Brown & Brown, Inc.            COM       115236101        86626   3357612  SH         Sole               3115648           241964
Capital Source Inc             COM       14055X102        13380   1900541  SH         Sole               1691264           209277
Devon Energy Corp              COM       25179M103        13680    149072  SH         Sole                137797            11275
Fairfax Financial Hldgs LTD    COM       303901102       149014    394415  SH         Sole                362505            31910
Fastenal Co                    COM       311900104        32398    499741  SH         Sole                459420            40321
Goldman Sachs Group Inc        COM       38141G104        58828    370918  SH         Sole                340970            29948
HomeFed Corp                   COM       43739D307          577     21386  SH         Sole                 21386
J.P. Morgan Chase & Co.        COM       46625H100        18118    393012  SH         Sole                363879            29133
Leucadia National Corporation  COM       527288104        76747   2044394  SH         Sole               1885022           159372
Martin Marietta Materials      COM       573284106        44118    492006  SH         Sole                475942            16064
Mc Donald's Corporation        COM       580135101         9182    120668  SH         Sole                110511            10157
Moody's Corp.                  COM       615369105        32270    951638  SH         Sole                891071            60567
NVR Inc.                       COM       62944T105        45948     60778  SH         Sole                 55223             5555
Symetra Financial Corp         COM       87151Q106        14846   1091632  SH         Sole               1015497            76135
Sysco Corp                     COM       871829107         8696    313924  SH         Sole                288967            24957
Toll Brothers Inc              COM       889478103        41045   2076106  SH         Sole               1921820           154286
US Bancorp                     COM       902973304        36395   1377051  SH         Sole               1275197           101854
Verisk Analytics Inc Class A   COM       92345Y106          298      9098  SH         Sole                  7886             1212
Vulcan Materials Co            COM       929160109        55354   1213913  SH         Sole               1133280            80633
Wells Fargo & Company          COM       949746101        95723   3018704  SH         Sole               2799867           218837
YUM! Brands Inc                COM       988498101       110656   2153671  SH         Sole               2031746           121925
REPORT SUMMARY                        25 DATA RECORDS   1066325                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED